Investments - Net Realized Capital Gains and Losses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of net realized capital gains (losses) on investments
Fixed maturities, available-for-sale: Gross gains		$ 38.9	$ 50.4	$ 118.7
Fixed maturities, available-for-sale: Gross losses		(120.7)	(26.9)	(45.0)
Fixed maturities, available-for-sale: Net credit losses		(11.5)	(34.5)	(22.6)
Fixed maturities, available-for-sale: Hedging, net		(0.7)	(9.5)	(9.7)
Fixed maturities, trading		(25.3)	(6.6)	6.2
Equity securities		(7.4)	(0.5)	1.8
Mortgage loans gains (losses)		(74.1)	5.3	(14.3)
Derivative net realized capital gains (losses)		86.9	(4.2)	28.5
Other gains (losses)		112.7	8.0	42.0
Net realized capital gains (losses)	[1]	(1.2)	(18.5)	105.6
Unrealized gains (losses) on fixed maturities, trading		(24.5)	(6.4)	6.9
Unrealized gains (losses) on fixed maturities, trading, reported in net realized capital gains (losses) on funds withheld assets		1.4
Unrealized gains (losses) on equity securities		(7.1)	(0.1)	1.9
Unrealized gains (losses) on equity securities reported in net realized capital gains (losses) on funds withheld assets				1.7
Proceeds from sales of investments
Proceeds from sales of investments in fixed maturities, available-for-sale		$ 12,273.0	$ 1,609.0	$ 1,968.8

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.